Trade and other payables	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Trade and other payables	Trade and other payables

	2021	2020
	(in € millions)
Trade payables	534	434
Value added tax and sales taxes payable	229	181
Other current liabilities	30	23
Total	793	638
Trade payables generally have a 30-day term and are recognized and carried at their invoiced value, inclusive of any value added tax that may be applicable.